Schedule of investments
Delaware Global Equity Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.26%Δ
Austria − 1.21%
Mondi	113,042	$ 2,215,368
		2,215,368
Brazil − 2.55%
Banco do Brasil ADR	288,489	3,295,987
Petroleo Brasileiro ADR	86,830	1,386,675
		4,682,662
Canada − 3.97%
Alimentation Couche-Tard	82,731	4,871,891
Canadian Natural Resources	36,854	2,414,472
		7,286,363
China − 2.80%
China Mengniu Dairy †	1,404,000	3,775,885
Tencent Holdings	36,400	1,368,642
		5,144,527
Denmark − 1.69%
Genmab †	9,730	3,105,151
		3,105,151
France − 7.92%
Airbus	28,638	4,419,134
BNP Paribas	53,568	3,701,347
L'Oreal	10,826	5,385,882
TotalEnergies	15,207	1,034,126
		14,540,489
Germany − 2.00%
Deutsche Telekom	152,874	3,670,644
		3,670,644
Hong Kong − 1.18%
Prudential	192,154	2,173,011
		2,173,011
India − 2.70%
ICICI Bank ADR	112,247	2,675,968
State Bank of India GDR	29,528	2,279,562
		4,955,530
Japan − 5.75%
Asahi Group Holdings	119,600	4,459,977
ITOCHU	57,400	2,347,701
Mitsubishi UFJ Financial Group	435,700	3,743,621
		10,551,299
Netherlands − 1.93%
Adyen 144A #, †	1,908	2,457,252
Shell	33,016	1,086,151
		3,543,403
Switzerland − 2.51%
Nestle	39,746	4,608,088
		4,608,088
Taiwan − 2.52%
Taiwan Semiconductor Manufacturing ADR	44,467	4,624,568
		4,624,568
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom − 4.11%
AstraZeneca	22,229	$ 3,003,425
Reckitt Benckiser Group	65,790	4,545,170
		7,548,595
United States − 55.42%
Alphabet Class A †	35,323	4,934,270
Amazon.com †	44,929	6,826,512
Apple	29,753	5,728,345
Aptiv †	25,236	2,264,174
Biogen †	3,788	980,221
Casey's General Stores	17,852	4,904,658
Coca-Cola	75,517	4,450,217
ConocoPhillips	22,454	2,606,236
Costco Wholesale	8,211	5,419,917
Danaher	9,256	2,141,283
Eli Lilly & Co.	6,301	3,672,979
Home Depot	6,784	2,350,995
Ingersoll Rand	40,825	3,157,405
Intuit	6,954	4,346,459
KLA	5,171	3,005,902
Lam Research	2,590	2,028,643
Microchip Technology	30,235	2,726,592
Microsoft	23,540	8,851,982
Netflix †	7,766	3,781,110
NVIDIA	6,869	3,401,666
Pinterest Class A †	114,941	4,257,415
Procter & Gamble	28,971	4,245,410
Salesforce †	16,477	4,335,758
Synopsys †	3,492	1,798,066
Thermo Fisher Scientific	3,991	2,118,383
UnitedHealth Group	7,149	3,763,734
Vertex Pharmaceuticals †	9,028	3,673,403
		101,771,735
Total Common Stocks (cost $169,767,824)		180,421,433

Short-Term Investments – 1.17%
Money Market Mutual Funds – 1.17%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	538,670	538,670
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	538,671	538,671
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	538,671	538,671
NQ- QNV [1223] 0224 (3377160)    1

Schedule of investments
Delaware Global Equity Fund   (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	538,671	$ 538,671
Total Short-Term Investments (cost $2,154,683)		2,154,683

Total Value of Securities−99.43% (cost $171,922,507)		182,576,116
Receivables and Other Assets Net of Liabilities — 0.57%		1,044,302
Net Assets Applicable to 29,154,354 Shares Outstanding — 100.00%	$183,620,418

Δ	Securities have been classified by country of origin.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $2,457,252, which represents 1.34% of the Fund's net assets.
Summary of abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

2    NQ- QNV [1223] 0224 (3377160)